Contingent liabilities - Additional Information (Detail) SFr in Thousands, € in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2023	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)
APR [member]
Disclosure of contingent liabilities [line items]
Business combination contingent consideration payable		SFr 28,000
AdVita [member]
Disclosure of contingent liabilities [line items]
Business combination contingent consideration payable		9,300	€ 10
Apr And Advita [member]
Disclosure of contingent liabilities [line items]
Current provision		6,200			SFr 10,900
Meta Health Care Limited [member]
Disclosure of contingent liabilities [line items]
Additional contingent milestone payment payable		250
Acer [member]
Disclosure of contingent liabilities [line items]
Percentage of royalties on estimated future net revenues	10.00%
Percentage of relief from sublicensing transaction	20.00%
Neuro Rx Pharmaceuticals [member] | Based On Marketing Approval [member] | Settlement Agreement [member]
Disclosure of contingent liabilities [line items]
Milestone payment payable		10,900		$ 13
Neuro Rx Pharmaceuticals [member] | Based On Future Sales [member] | Settlement Agreement [member]
Disclosure of contingent liabilities [line items]
Milestone payment payable		SFr 25,200		$ 30